FIRST INVESTORS


                  First Investors
               U.S. Government Plus
                       Fund


                  Annual Report
                December 31, 1995


Logo First Investors
A Member of the
First Investors
Financial Network


F16146


Portfolio Manager's Letter
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND


Dear Investor:

1995 was a very good year for investors in the U.S. financial markets. The broad stock market averages repeatedly closed at record highs, and bond prices surged as long-term interest rates fell almost two percent. Several general factors contributed to this strong performance. First, the U.S. economy grew at a moderate pace throughout the year. Second, the rate of inflation declined, reaching its lowest level since the 1960s. Third, the Federal Reserve began lowering short-term interest rates during the second half of the year.
Finally, during the fourth quarter, Congress and the President appeared close to reaching an agreement to eliminate the Federal budget deficit over the next seven years.

For 1995, First Investors U.S. Government Plus
Fund - 1st Series, 2nd Series and 3rd Series returned 28.3%, 15.3% and 14.1%, respectively, on a net asset value basis. The large decline in long-term interest rates during 1995 provided investors with substantial capital appreciation. The
Fund declared dividends from net investment income of 66.7, 64.6 and 56.8 cents per share to the 1st Series, 2nd Series and 3rd Series, respectively, and a capital gain distribution of 36.4 cents per share to the 1st Series.

U.S. Treasury STRIPS, also known as zero coupon bonds, represent the majority of the invested assets in the U.S. Government Plus Fund. The performance of these instruments is leveraged to interest rate moves as they do not make periodic interest payments -- eliminating reinvestment risk.
When rates decline, the prices of zeros rise sharply because holders receive no income that needs to be reinvested at newer, less attractive levels.

In 1995, surging corporate profits and declining interest rates drove the equity markets to new highs. Two sectors fueled the robust stock market performance: technology and financial. While technology stocks turned choppy in July and continued to be volatile throughout the year, financial issues remained strong, thanks in part to dramatically falling interest rates. Your Fund's performance was negatively affected by fourth quarter reports of weak U.S. cellular handset sales which put pressure on Motorola's stock. Southern
National Corp., a multi-bank holding company headquartered in North Carolina positively effected performance.

Looking forward, the outlook for the bond market over the next six months appears positive.
Economic growth is slowing from already moderate levels, inflationary pressures are not apparent, and Congress and the President may yet agree to balance the Federal budget. Against this backdrop, the Federal Reserve is likely to continue to lower short-term interest rates which should prolong the bond market's rally.

As always we appreciate the opportunity to serve your investment needs.


Sincerely,

/s/Patricia D. Poitra


Patricia D. Poitra
Director of Equities
  and Portfolio Manager


January 31, 1996


[GRAPHIC LINE CHART]
Cumulative Performance Information
    FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
    1st SERIES

    Comparison of change in value of $10,000 investment in the First Investors U.S. Government Plus Fund 1st Series, the Lehman Brothers Intermediate Treasury Index and the Lehman Brothers Long Term Treasury Index.

As of December 31, 1995

Vertical bar reads:
$100,000
 $10,000
  $1,000

Horizonal bar reads:
Jan-86   Dec-86   Dec-87   Dec-88   Dec-89   Dec-90   Dec-91
Dec-92   Dec-93   Dec-94   Dec-95

Legend reads:
-----1st Series    ------Intermediate Index     ------Long Term Index

Material in box reads:
                 Average Annual Total Return*
              N.A.V. Only      S.E.C. Standardized
One Year         28.3%              18.1%
Five Years       12.2%              10.4%
Ten Years        12.0%              11.1%


Plot Points
                     GOVT PLUS 1        INTERMED        LONG TERM

     Jan-86            $9,200          $10,000          $10,000
     Dec-86             13416            11305            12410
     Dec-87             11634            11711            12078
     Dec-88             13113            12446            13189
     Dec-89             15847            14025            15684
     Dec-90             16013            15350            16674
     Dec-91             19630            17515            19760
     Dec-92             20886            18730            21334
     Dec-93             24947            20270            25015
     Dec-94             22228            19913            23104
     Dec-95             28517            22783            30194


The graph compares a $10,000 investment made in the First Investors U.S. Government Plus Fund 1st Series on 1/1/86 with theoretical investments in the Lehman Brothers Intermediate Treasury Index and the Lehman Brothers Long Term Treasury Index. It is not possible to invest directly in these Indices. In addition, the Indices do not take into account fees and expenses. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Series and all dividends and distributions were reinvested.

The Lehman Brothers Intermediate Treasury Index is made up of all public obligations of the U.S. Treasury with maturities of less than 10 years. The Lehman Brothers Long Term Treasury Index is made up of all public obligations of the U.S. Treasury with maturities of 10 years or greater.

*Average Annual Total Return figures (for the period ended 12/31/95) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The "S.E.C. Standardized" returns shown are based on the maximum sales charge of 8.00%. Some expenses of the Series were waived or assumed. If such expenses had been paid by the Series, the "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 17.7%, 10.3% and 11.0%, respectively. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Lehman Brothers Intermediate Treasury Index and Lehman Brothers Long Term Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



[GRAPHIC LINE CHART]
Cumulative Performance Information
    FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
    2nd SERIES

Comparison of change in value of $10,000 investment in the First
Investors U.S. Government Plus Fund 2nd Series, the Lehman Brothers Intermediate Treasury Index and the Lehman Brothers Long Term Treasury Index.

As of December 31, 1995

Vertical bar reads:
$100,000
 $10,000
  $1,000

Horizonal bar reads:
Mar-86   Dec-86   Dec-87   Dec-88   Dec-89   Dec-90   Dec-91
Dec-92   Dec-93   Dec-94   Dec-95

Legend reads:
-----2st Series    ------Intermediate Index     ------Long Term Index

Material in box reads:
                 Average Annual Total Return*
              N.A.V. Only      S.E.C. Standardized
One Year         15.3%               6.1%
Five Years        9.0%               7.2%
Ten Years         7.4%               6.5%


Plot Points

                    GOVT PLUS 2      INTERMED       LONG TERM
     Mar-86            $9,200        $10,000        $10,000
     Dec-86              9662          10973          11210
     Dec-87              8949          11368          10910
     Dec-88              9746          12080          11911
     Dec-89             11535          13613          14168
     Dec-90             11999          14899          15062
     Dec-91             14303          17001          17850
     Dec-92             15311          18180          19272
     Dec-93             17229          19675          22597
     Dec-94             16042          19329          20870
     Dec-95             18497          22114          27214



The graph compares a $10,000 investment made in the First Investors U.S. Government Plus Fund 2nd Series on 3/6/86 (inception date) with theoretical investments in the Lehman Brothers Intermediate Treasury Index and the Lehman Brothers Long Term Treasury Index. It is not possible to invest directly in these Indices. In addition, the Indices do not take into account fees and expenses. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Series and all dividends and distributions were reinvested.

The Lehman Brothers Intermediate Treasury Index is made up of all public obligations of the U.S. Treasury with maturities of less than 10 years. The Lehman Brothers Long Term Treasury Index is made up of all public obligations of the U.S. Treasury with maturities of 10 years or greater.

*Average Annual Total Return figures (for the period ended 12/31/95) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The "S.E.C. Standardized" returns shown are based on the maximum sales charge of 8.00%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Intermediate Treasury Index and Lehman Brothers Long Term Treasury Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



[GRAPHIC LINE CHART]
Cumulative Performance Information
    FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
    3rd SERIES

Comparison of change in value of $10,000 investment in the First
Investors U.S. Government Plus Fund 3rd Series, the Lehman Brothers Intermediate Treasury Index and the Lehman Brothers Long Term Treasury Index.

As of December 31, 1995

Vertical bar reads:
$100,000
 $10,000
  $1,000

Horizonal bar reads:
Mar-86   Dec-86   Dec-87   Dec-88   Dec-89   Dec-90   Dec-91
Dec-92   Dec-93   Dec-94   Dec-95

Legend reads:
-----3rd Series    ------Intermediate Index     ------Long Term Index

Material in box reads:
                 Average Annual Total Return*
              N.A.V. Only      S.E.C. Standardized
One Year         14.1%               5.0%
Five Years        9.4%               7.5%
Ten Years         6.8%               5.9%


Plot Points

                    GOVT PLUS 3        INTERMED        LONG TERM
     May-86            $9,200          $10,000          $10,000
     Dec-86              9375            10752            11016
     Dec-87              8549            11139            10721
     Dec-88              9285            11837            11707
     Dec-89             10796            13339            13922
     Dec-90             11104            14600            14801
     Dec-91             13234            16659            17540
     Dec-92             14067            17814            18938
     Dec-93             16150            19279            22205
     Dec-94             15217            18940            20509
     Dec-95             17366            21669            26744


The graph compares a $10,000 investment made in the First Investors U.S. Government Plus Fund 3rd Series on 5/29/86 (inception date) with theoretical investments in the Lehman Brothers Intermediate Treasury Index and the Lehman Brothers Long Term Treasury Index. It is not possible to invest directly in these Indices. In addition, the Indices do not take into account fees and expenses. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Series and all dividends and distributions were reinvested.

The Lehman Brothers Intermediate Treasury Index is made up of all public obligations of the U.S. Treasury with maturities of of less than 10 years. The Lehman Brothers Long Term Treasury Index is made up of all public obligations of the U.S. Treasury with maturities of 10 years or greater.

*Average Annual Total Return figures (for the period ended 12/31/95) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The "S.E.C. Standardized" returns shown are based on the maximum sales charge of 8.00%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Intermediate Treasury Index and Lehman Brothers Long Term Treasury Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.



  Portfolio of Investments
  FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
  December 31, 1995

----------------------------------------------------------------------------------------------------------------------------------

  Principal                                                            1st SERIES           2nd SERIES           3rd SERIES
  Amount or                                                          ---------------     ---------------       ---------------
     Shares   Security                                                  Value        %       Value        %       Value        %
----------------------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT SECURITIES
     $2,475M  Treasury STRIPS, due 11/15/2004                     $ 1,507,523
      3,000M  Treasury STRIPS, due 11/15/1999                                           $ 2,449,500
      1,200M  Treasury STRIPS, due 11/15/1998                                                                $ 1,033,920
----------------------------------------------------------------------------------------------------------------------------------
              Total Value of U.S. Government Securities
                (cost $1,036,928, $2,213,073 and $962,602,
                respectively)                                       1,507,523     98.9    2,449,500     99.0   1,033,920     91.5
----------------------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS
              Consumer Non-Durables
        300   Dreyers Grand Ice Cream, Inc.                                                                        9,975       .9
----------------------------------------------------------------------------------------------------------------------------------
              Financial
        378   Southern National Corporation                                                                        9,923       .9
----------------------------------------------------------------------------------------------------------------------------------
              Healthcare/Miscellaneous
        200   Fisher Scientific International                                                                      6,675
        100   VidaMed, Inc.                                               950
        100   VidaMed, Inc.                                                                     950
        200   VidaMed, Inc.                                                                                        1,900
----------------------------------------------------------------------------------------------------------------------------------
                                                                          950       .1          950       .0       8,575       .7
----------------------------------------------------------------------------------------------------------------------------------
              Technology
        160   Motorola, Inc.                                            9,120
        400   Motorola, Inc.                                                                 22,800
        400   Motorola, Inc.                                                                                      22,800
----------------------------------------------------------------------------------------------------------------------------------
                                                                        9,120       .5       22,800       .9      22,800      2.0
----------------------------------------------------------------------------------------------------------------------------------
              Transportation
        400  *Interpool, Inc.                                                                                      7,150
        700   Transportacion Maritima Mexicana S.A. (ADR)                                                          5,863
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  13,013      1.2
----------------------------------------------------------------------------------------------------------------------------------
              Total Value of Common Stocks
                (cost $2,675, $6,821 and $41,870 respectively)         10,070       .6       23,750       .9      64,285      5.7
----------------------------------------------------------------------------------------------------------------------------------
  Total Value of Investments (cost $1,039,603,
    $2,219,895 and $1,004,472, respectively)                        1,517,593     99.5    2,473,250     99.9   1,098,205     97.2
  Other Assets, Less Liabilities                                        6,900       .5        2,120       .1      31,451      2.8
----------------------------------------------------------------------------------------------------------------------------------
  Net Assets                                                      $ 1,524,493    100.0  $ 2,475,370    100.0 $ 1,129,656    100.0
----------------------------------------------------------------------------------------------------------------------------------
 *Non-income producing


                                                See notes to financial statements


  Statement of Assets and Liabilities
   FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
   December 31, 1995

----------------------------------------------------------------------------------------------------------------------------------
                                                                                1st Series       2nd Series       3rd Series
----------------------------------------------------------------------------------------------------------------------------------
   Assets

   Investments in securities:

     At identified cost                                                     $     1,039,603  $     2,219,894  $     1,004,472
                                                                            ---------------  ---------------  ---------------
     At value (Note 1A)                                                     $     1,517,593  $     2,473,250  $     1,098,205
   Cash                                                                              13,284           12,801           45,955
   Other assets                                                                         883              972            1,010
                                                                            ---------------- ---------------- ----------------
   Total Assets                                                                   1,531,760        2,487,023        1,145,170
                                                                            ---------------- ---------------- ----------------
   Liabilities

   Payable for capital stock redeemed                                                    --               --            8,303
   Cash portion of dividend payable January 15, 1996                                  1,441            3,297            1,815
   Accrued advisory fees                                                              1,258            2,053              946
   Accrued expenses                                                                   4,568            6,303            4,450
                                                                            ---------------- ---------------- ----------------
   Total Liabilities                                                                  7,267           11,653           15,514
                                                                            ---------------- ---------------- ----------------

   Net Assets                                                               $     1,524,493  $     2,475,370  $     1,129,656
                                                                            ================  ===============  ================

   Net Assets Consist of:
   Capital paid in                                                          $     1,046,503  $     2,437,085  $     1,076,568
   Accumulated net realized gain on investments                                          --    (     215,071)   (      40,645)
   Net unrealized appreciation in value of investments                              477,990          253,356           93,733
                                                                            ---------------- ---------------- ----------------
   Total                                                                    $     1,524,493  $     2,475,370  $     1,129,656
                                                                            ================ ================ ================

   Shares of beneficial interest outstanding (Note 3)                               131,683          214,771           94,632
                                                                                    =======          =======          =======
   Net Asset Value and Redemption Price Per Share
   (Net assets divided by shares of beneficial interest outstanding)                 $11.58           $11.53           $11.94
                                                                                     ======           ======           ======

   Maximum Offering Price Per Share
   (Net Asset Value /.92)*                                                           $12.59           $12.53           $12.98
                                                                                     ======           ======           ======
  *On purchases of $10,000 or more, the sales charge is reduced.
                                                See notes to financial statements


   Statement of Operations
   FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
   Year Ended December 31, 1995

----------------------------------------------------------------------------------------------------------------------------------
                                                                               1st Series       2nd Series       3rd Series
----------------------------------------------------------------------------------------------------------------------------------
   Investment Income

   Income:
     Interest                                                               $       103,605  $       178,622  $        71,526
     Dividends                                                                           64              196              716
                                                                            ----------------  ---------------  ---------------
   Total income                                                                      103,669          178,818           72,242
                                                                            ----------------  ---------------  ---------------

   Expenses (Notes 1 and 4):
     Advisory fees                                                                   14,409           24,641           11,075
     Professional fees                                                                6,186            8,071            5,170
     Shareholder servicing costs                                                      2,915            7,330            1,682
     Reports and notices to shareholders                                              1,739            4,122            1,302
     Custodian fees                                                                     522              938              523
     Other expenses                                                                   1,245            2,556            1,147
                                                                            ----------------  ---------------  ---------------
   Total expenses                                                                    27,016           47,658           20,899
   Less: Expenses assumed by investment adviser                               (       3,588)              --               --
           Custodian fees paid indirectly                                     (         388)   (         723)   (         523)
                                                                            ----------------  ---------------  ---------------
   Expenses-net                                                                      23,040           46,935           20,376
                                                                            ----------------  ---------------  ---------------

   Net investment income                                                             80,629          131,883           51,866
                                                                            ----------------  ---------------  ---------------
   Realized and Unrealized Gain (Loss) on Investments (Note 2):

   Net realized gain on investments                                                  44,088           15,932           16,394
   Net unrealized appreciation of investments                                       232,496          196,513           73,053
                                                                            ----------------  ---------------  ---------------
   Net gain on investments                                                          276,584          212,445           89,447
                                                                            ----------------  ---------------  ---------------

   Net Increase in Net Assets Resulting from Operations                     $       357,213  $       344,328  $       141,313
                                                                            ===============  ===============  ===============

                                         See notes to financial statements



 Statement of Changes in Net Assets
 FIRST INVESTORS U.S. GOVERNMENT PLUS FUND


----------------------------------------------------------------------------------------------------------------------------------
                                                            1st Series                2nd Series                3rd Series
                                                       -----------------------    ---------------------    ---------------------
 Year Ended December 31                                  1995         1994         1995         1994         1995         1994
----------------------------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets from Operations

  Net investment income                              $    80,629  $    83,432  $   131,883  $   137,784  $    51,866  $    53,375
  Net realized gain on investments                        44,088       58,651       15,932       24,904       16,394       43,841
  Net unrealized appreciation
     (depreciation) of investments                       232,496    ( 323,053)     196,513    ( 349,642)      73,053    ( 165,381)
                                                    -------------  -----------  -----------  -----------  -----------  -----------
        Net increase (decrease) in net assets
          resulting from operations                      357,213    ( 180,970)     344,328    ( 186,954)     141,313    (  68,165)
                                                    -------------  -----------  -----------  -----------  -----------  -----------

 Distributions to Shareholders from:
   Net investment income                               (  80,629)   (  83,432)   ( 131,883)   ( 137,784)   (  51,866)   (  53,375)
   Net realized gain from security transactions        (  44,088)   (  58,651)          --           --           --           --
   Capital surplus                                     (      64)   (     102)          --    (   1,283)          --    (   1,156)
                                                    -------------  -----------  -----------  -----------  -----------  -----------
        Total distributions                            ( 124,781)   ( 142,185)   ( 131,883)   ( 139,067)   (  51,866)   (  54,531)
                                                    -------------  -----------  -----------  -----------  -----------  -----------
 Trust Share Transactions(a)
   Proceeds from shares sold                              20,233          498        3,236       19,734        3,575        3,715
   Value of distributions reinvested                     123,340      139,960      128,586      133,817       50,051       52,560
   Cost of shares redeemed                             ( 181,639)   ( 218,951)   ( 228,681)   ( 224,200)   (  45,684)   ( 159,485)
                                                    -------------  -----------  -----------  -----------  -----------  -----------
        Net increase (decrease) from
          trust share transactions                     (  38,066)   (  78,493)   (  96,859)   (  70,649)       7,942    ( 103,210)
                                                    -------------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets                   194,366    ( 401,648)     115,586    ( 396,670)      97,389    ( 225,906)

 Net Assets
   Beginning of year                                  1,330,127    1,731,775    2,359,784    2,756,454    1,032,267    1,258,173
                                                    -------------  -----------  -----------  -----------  -----------  -----------
   End of year                                      $ 1,524,493  $ 1,330,127  $ 2,475,370  $ 2,359,784  $ 1,129,656  $ 1,032,267
                                                    ===========  ===========  ===========  ===========  ===========  ===========

(a)Trust Shares Issued and Redeemed
   Issued                                                 1,712           41          300        1,527          292          315
   Issued on distributions reinvested                    10,654       14,238       10,618       12,861        4,014        4,795
   Redeemed                                           (  16,034)   (  19,122)   (  19,716)   (  19,600)   (   3,865)   (  13,369)
                                                   -------------  -----------  -----------  -----------  -----------  -----------
        Net increase (decrease) in
          trust shares outstanding                    (   3,668)   (   4,843)   (   8,798)   (   5,212)         441    (   8,259)
                                                    ============   ==========   ==========  ==========        =====    ==========

                                           See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND

1. Significant Accounting Policies - The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Fund operates as a series fund, issuing shares of beneficial interest of the 1st, 2nd and 3rd Series and accounts separately for the assets, liabilities and operations of each Series. The Funds' objective is first to generate income, and, to a lesser extent, achieve long-term capital appreciation.

A. Security Valuation - A security listed or traded on an exchange or the NASDAQ National Market System is valued at its last sale price on the exchange or the system where the security is primarily traded. Securities which have no sales on a particular day and securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices. The Treasury STRIPS in which each Series invests are traded primarily in the over-the-counter market. Such securities are valued at the mean between the last bid and asked prices on that day as furnished by any dealer who makes a market in such securities. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by methods approved by the trustees of the Fund.

B. Federal Income Taxes - No provision has been made for federal income taxes on net income or capital gains, since it is the policy of each Series to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve each Series from all, or substantially all, federal income taxes. At December 31, 1995, the following Series had capital loss carryovers expiring as follows:

           Year of Expiration       2nd SERIES       3rd SERIES
           ------------------       ----------       ----------
                 1996               $   86,500       $       --
                 1997                   98,768               --
                 1998                   29,803           24,741
                 2001                       --           15,904
                                    ----------       ----------
                                    $  215,071       $   40,645
                                    ==========       ==========

C. Distributions to Shareholders - Distributions to shareholders are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and post October losses.

D. Expense Allocation - Direct expenses attributable to a Series are charged to and paid from the assets of that Series. Indirect or general expenses of the Fund are allocated among and charged to the assets of each Series on a fair and equitable basis, which may be based on the relative assets of each Series or the nature of the services performed and relative applicability to each Series.

E. Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for common stocks and the amortized cost basis for Treasury STRIPS for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income (consisting of amortized discount) and estimated expenses are accrued daily. The Fund's Custodian has provided credits in the amount of $1,634 against custodian charges based on the uninvested cash balances of the Fund.

2. Security Transactions - Purchases and sales of securities and long-term U.S. Government Obligations, excluding short-term notes, were as follows:

Year Ended December 31, 1995               1st SERIES   2nd SERIES   3rd SERIES
-----------------------------              ----------   ----------   ----------
Securities
----------
Purchases                                 $       876  $       876  $    16,553
                                          ===========  ===========  ===========
Proceeds of sales                         $       941  $    13,809  $    60,593
                                          ===========  ===========  ===========
Long-Term U.S. Government Obligations
--------------------------------------
Purchases                                 $   103,505  $   178,514  $    71,525
                                          ===========  ===========  ===========
Proceeds of sales                         $   186,395  $   266,303  $    38,477
                                          ===========  ===========  ===========

At December 31, 1995, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                           1st SERIES   2nd SERIES   3rd SERIES
                                          -----------  -----------  -----------
Aggregate cost of investments             $ 1,039,603  $ 2,219,894  $ 1,004,472
                                          ===========  ===========  ===========

Unrealized appreciation                   $   477,990  $   253,356  $    94,563
Unrealized depreciation                            --           --          830
                                          -----------  -----------  -----------
Net unrealized appreciation               $   477,990  $   253,356  $    93,733
                                          ===========  ===========  ===========

3. Trust Shares - The Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, of one or more
Series.

4. Advisory Fee and Other Transactions With Affiliates - Certain officers and trustees of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Fund's Individual Retirement Accounts. Officers and trustees of the Fund received no remuneration from the Fund for serving in such capacities. Their remuneration (together with certain other expenses of the Fund) is paid by FIMCO or FIC.

The Investment Advisory Agreement provides as compensation to FIMCO, an annual fee, payable monthly, at the rate of 1% of the first $200 million of each Series' average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. Expenses of the 1st Series in the amount of $3,588 were assumed by FIMCO.

Pursuant to certain state regulations, FIMCO has agreed to reimburse a Series if and to the extent that such Series' aggregate operating expenses, including the advisory fee but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, exceed any limitation on expenses applicable to the Series in those states (unless waivers of such limitations have been obtained). The amount of any such reimbursement is limited to the yearly advisory fee for such Series . For the year ended December 31, 1995, no reimbursement was required pursuant to these provisions.

For the year ended December 31, 1995, shareholder servicing costs included $7,358 in fees paid to ADM and $4,341 in custodian fees paid to FFS.



   Financial Highlights
   FIRST INVESTORS U.S. GOVERNMENT PLUS FUND

   The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------------------------------------------------------------------
                                                       P  E  R    S  H  A  R  E    D  A  T  A
----------------------------------------------------------------------------------------------------------------------------------

                                  Income From Investment Operations            Less Distributions From
                          Net  ------------------------------------------   -----------------------------------
                  Asset Value                Net Realized
                  ------------        Net  and Unrealized   Total from          Net          Net
                    Beginning  Investment  Gain (Loss) on   Investment   Investment     Realized     Capital         Total
                    of Period      Income     Investments   Operations       Income        Gains     Surplus Distributions
----------------------------------------------------------------------------------------------------------------------------------
   1st SERIES
   ----------
   1986               $ 11.04     $ 1.213        $  3.846     $  5.059      $  .019      $    --      $   --       $  .019
   1987                 16.08       1.061          (2.931)      (1.870)       2.260        2.040          --         4.300
   1988                  9.91        .796            .464        1.260         .810         .190          --         1.000
   1989                 10.17        .722           1.398        2.120         .703         .093        .044          .840
   1990                 11.45        .707           (.587)        .120         .707         .409        .024         1.140
   1991                 10.43        .686           1.670        2.356         .686         .270          --          .956
   1992                 11.83        .715            .042         .757         .715         .532          --         1.247
   1993                 11.34        .670           1.535        2.205         .670         .525          --         1.195
   1994                 12.35        .690          (2.035)      (1.345)        .690         .484        .001         1.175
   1995                  9.83        .667           2.114        2.781         .667         .364          --         1.031

   2nd SERIES
   ----------
   3/6/86** to
     12/31/86           11.04        .567           (.015)        .552         .052           --          --          .052
   1987                 11.54        .954          (1.754)       (.800)       1.480         .050          --         1.530
   1988                  9.21        .762            .058         .820         .770           --          --          .770
   1989                  9.26        .737            .963        1.700         .718           --        .032          .750
   1990                 10.21        .706           (.296)        .410         .706           --        .004          .710
   1991                  9.91        .663           1.240        1.903         .663           --          --          .663
   1992                 11.15        .656            .130         .786         .656           --          --          .656
   1993                 11.28        .643            .770        1.413         .643           --          --          .643
   1994                 12.05        .660          (1.484)       (.824)        .660           --        .006          .666
   1995                 10.56        .646            .970        1.616         .646           --          --          .646

   3rd SERIES
   ----------
   5/29/86** to
     12/31/86           11.04        .183            .026         .209         .029           --          --          .029
   1987                 11.22        .680          (1.650)       (.970)        .840         .240          --         1.080
   1988                  9.17        .605            .185         .790         .610           --        .070          .680
   1989                  9.28        .622            .888        1.510         .611           --        .019          .630
   1990                 10.16        .598           (.308)        .290         .598           --        .012          .610
   1991                  9.84        .676           1.211        1.887         .676           --        .001          .677
   1992                 11.05        .576            .120         .696         .576           --          --          .576
   1993                 11.17        .544           1.110        1.654         .544           --          --          .544
   1994                 12.28        .610          (1.307)       (.697)        .610           --        .013          .623
   1995                 10.96        .568            .980        1.548         .568           --          --          .568


FINANCIAL HIGHLIGHTS (CONTINUED)

--------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
                ---------------------------------------------------------------------------------------------------

                                                                 Ratio to Average Net Assets
                        Net                                     -------------------------------
                Asset Value                                                               Net     Portfolio
                ------------          Total       Net Assets                        Investment      Turnover
                        End         Return+   End of Period     Expenses               Income          Rate
                  of Period            (%)   (in thousands)          (%)                  (%)           (%)
--------------------------------------------------------------------------------------------------------------------
   1st SERIES
   -----------
   1986             $ 16.08          45.82          $ 2,457          .58(a)              7.51(a)         21
   1987                9.91         (13.28)           1,710         1.74                 7.16             3
   1988               10.17          12.71            1,701         1.69                 7.21             9
   1989               11.45          20.85            1,833         1.61                 6.08             9
   1990               10.43           1.05            1,591         1.90                 6.16            14
   1991               11.83          22.59            1,758         1.86                 5.95             8
   1992               11.34           6.40            1,599         1.75                 5.62             8
   1993               12.35          19.44            1,732         1.59(b)              4.94(b)          7
   1994                9.83         (10.90)           1,330         1.60(b)              5.73(b)          8
   1995               11.58          28.29            1,524         1.63(b)              5.57(b)          7

   2nd SERIES
   ----------
   3/6/86** to
     12/31/86         11.54           6.09            5,392          .69*                6.85*(a)         0
   1987                9.21          (7.38)           3,874         1.76                 7.33             2
   1988                9.26           8.90            3,561         1.65                 7.10             9
   1989               10.21          18.36            3,492         1.66                 6.53            11
   1990                9.91           4.02            2,943         1.88                 6.46            12
   1991               11.15          19.20            2,946         1.91                 5.87             8
   1992               11.28           7.05            2,784         1.77                 5.46             7
   1993               12.05          12.53            2,756         1.70                 4.93             7
   1994               10.56          (6.89)           2,360         1.78                 5.48             8
   1995               11.53          15.30            2,475         1.93                 5.32             7

   3rd SERIES
   -----------
   5/29/86** to
     12/31/86         11.22           3.19            2,783          .54*                3.38*(a)         0
   1987                9.17          (8.81)           2,121         1.61                 5.92            23
   1988                9.28           8.62            2,038         1.54                 5.76            22
   1989               10.16          16.27            2,067         1.60                 5.82            25
   1990                9.84           2.85            1,777         1.74                 5.53            20
   1991               11.05          19.18            1,355         1.83                 5.17            11
   1992               11.17           6.30            1,185         1.88                 4.61             8
   1993               12.28          14.81            1,258         1.68                 4.27            11
   1994               10.96          (5.78)           1,032         1.74                 4.77            10
   1995               11.94          14.12            1.130         1.89                 4.64             8

*Annualized
 **Commencement of operations
  +Calculated without sales charge
(a)Computed net of advisory fees and transfer agent fees which were waived from commencement of operations through September 1986 and June 1986, respectively.
(b)For the years 1993, 1994 and 1995, the Investment adviser assumed expenses of the 1st Series of $2,744, $2,594 and $3,588 respectively.
The ratios of expenses and net investment income to average net assets before the assumption of these expenses were as follows:

                                    1993         1994          1995
                                   ------       ------        -----
        Expenses                   1.75%        1.78%         1.87%
        Net Investment Income      4.79%        5.56%         5.32%
                                   See notes to financial statements



Independent Auditor's Report

To the Shareholders and Trustees of
First Investors U.S. Government Plus Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the 1st, 2nd and 3rd Series of First Investors U.S. Government Plus Fund as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the 1st, 2nd and 3rd Series of First Investors U.S. Government Plus Fund as of December 31, 1995, and the results of their operations, changes in their net assets and the financial highlights for each of the respective years indicated thereon, in conformity with generally accepted accounting principles.



                                         Tait, Weller & Baker

Philadelphia, Pennsylvania
January 31, 1996





FIRST INVESTORS U.S. GOVERNMENT PLUS FUND



Trustees                                   Shareholder Information
--------------------------------           -------------------------
James J. Coy                               Investment Adviser
                                           First Investors
Roger L. Grayson                           Management Company, Inc.
                                           95 Wall Street
Glenn O. Head                              New York, NY 10005

Kathryn S. Head                            Underwriter
                                           First Investors Corporation
Rex R. Reed                                95 Wall Street
                                           New York, NY 10005
Herbert Rubinstein
                                           Custodian
James M. Srygley                           The Bank of New York
                                           48 Wall Street
John T. Sullivan                           New York, NY 10286

Robert F. Wentworth                        Transfer Agent
                                           Administrative Data
                                           Management Corp.
                                           581 Main Street
                                           Woodbridge, NJ 07095-1198
Officers
--------------------------------           Legal Counsel
Glenn O. Head                              Kirkpatrick & Lockhart LLP
President                                  1800 Massachusetts Avenue
                                           Washington, DC 20036
Concetta Durso
Vice President and Secretary               Auditors
                                           Tait, Weller & Baker
Patricia D. Poitra                         Two Penn Center Plaza
Vice President                             Philadelphia, PA 19102

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.


This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.